Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	58,746,935	61,496,115	60,907,274
Effect of dilutive share options outstanding	1,543,098	1,635,302	1,345,977
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	60,290,033	63,131,417	62,253,251